Other Non-current Assets - Summary of Other Non-current Assets (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Miscellaneous non-current assets [abstract]
Deposits relating to aircraft held under leases	¥ 140	¥ 143
Deferred pilot recruitment costs	2,088	2,100
Rebate receivables on aircraft acquisitions	1,134	1,264
Prepayment for acquisition of property, plant and equipment	286	1,055
Others	821	783
Other non-current assets	¥ 4,469	¥ 5,345